13 Intangible assets (Details 1) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Southern Petrochemical Complex [member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 1,390,741
Recoverable amount	32,417,808
Book value	4,583,414	[1]
Northeastern Petrochemical Complex [member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	475,780
Recoverable amount	14,846,391
Book value	3,540,498	[1]
Vinyls Unity [member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	192,353
Recoverable amount	2,168,594
Book value	R$ 2,073,351	[1]

[1]	The book value includes, in addition to goodwill, tangible and intangible assets with defined useful lives and the working capital.